INCOME TAX EXPENSES - Reconciliation between income tax expenses computed by applying PRC enterprise tax rate before income taxes and actual provision (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAX EXPENSES
Income (loss) from operations in the PRC	¥ (80,815)		¥ (272,186)	¥ 89,126
Income from overseas entities	(6,783)		7,730	5,504
Income (loss) before income tax expenses	(87,598)	$ (12,339)	(264,456)	94,630
Tax expense (benefit) at PRC enterprise income tax rate of 25%	(21,899)		(66,114)	23,658
Income tax on tax holiday(1)	(6,743)		6,310	(16,872)
Tax effect of permanent differences(2)	(18,621)		(30,550)	(28,303)
Change in valuation allowance(3)	46,724		107,603	22,153
Effect of share-based compensation	16		2,934	7,111
Effect of income tax in jurisdictions other than the PRC	2,258		(2,009)	(2,008)
Income tax expenses	¥ 1,735	$ 244	¥ 18,174	¥ 5,739